OPERATING SEGMENTS - Segment Reporting Information, by Segment (Details)	12 Months Ended
	Dec. 31, 2018 USD ($) segment	Dec. 31, 2017 USD ($)
Disclosure of operating segments [line items]
Number of operating segments (in segments) | segment	3
Revenue	$ 420,675,000	$ 448,773,000
Cost of inventory	(245,111,000)	(242,998,000)
Depletion, depreciation and amortization	(98,719,000)	(102,416,000)
Export duties reversal (note 13)	0	4,303,000
Restructuring costs (note 18)	0	(109,000)
Inventory (provision) reversal (note 7)	0	5,710,000
Cost of sales	(343,830,000)	(335,510,000)
Income from mine operations	76,845,000	113,263,000
Exploration, evaluation and reclamation expenses	(14,009,000)	(15,981,000)
Impairment reversal	0	24,357,000
Operating income (loss)	29,895,000	101,332,000
Income (loss) before income tax	8,090,000	74,587,000
Total assets	1,521,138,000	1,537,454,000
Non-current assets	774,695,000	719,139,000
Total liabilities	(515,162,000)	(513,526,000)
Puna Operations Inc.
Disclosure of operating segments [line items]
Revenue	13,077,000	12,361,000
Income from mine operations	(1,243,000)	4,039,000
Puna Operations
Disclosure of operating segments [line items]
Inventory (provision) reversal (note 7)		6,342,000
Operating segments | Marigold mine
Disclosure of operating segments [line items]
Revenue	250,341,000	250,825,000
Cost of inventory	(143,380,000)	(129,176,000)
Depletion, depreciation and amortization	(56,748,000)	(54,983,000)
Export duties reversal (note 13)		0
Restructuring costs (note 18)		0
Inventory (provision) reversal (note 7)		0
Cost of sales	(200,128,000)	(184,159,000)
Income from mine operations	50,213,000	66,666,000
Exploration, evaluation and reclamation expenses	(769,000)	(1,875,000)
Impairment reversal		0
Operating income (loss)	43,399,000	64,935,000
Income (loss) before income tax	26,239,000	63,959,000
Total assets	478,187,000	436,815,000
Non-current assets	235,242,000	222,800,000
Total liabilities	(79,210,000)	(73,526,000)
Operating segments | Seabee Gold Operation
Disclosure of operating segments [line items]
Revenue	115,655,000	108,334,000
Cost of inventory	(46,054,000)	(51,683,000)
Depletion, depreciation and amortization	(38,818,000)	(40,375,000)
Export duties reversal (note 13)		0
Restructuring costs (note 18)		0
Inventory (provision) reversal (note 7)		(632,000)
Cost of sales	(84,872,000)	(92,690,000)
Income from mine operations	30,783,000	15,644,000
Exploration, evaluation and reclamation expenses	(7,703,000)	(5,050,000)
Impairment reversal		0
Operating income (loss)	20,657,000	10,594,000
Income (loss) before income tax	20,204,000	10,126,000
Total assets	448,891,000	418,210,000
Non-current assets	321,802,000	346,647,000
Total liabilities	(93,017,000)	(92,050,000)
Operating segments | Puna Operations
Disclosure of operating segments [line items]
Revenue	54,679,000	89,614,000
Cost of inventory	(55,677,000)	(62,139,000)
Depletion, depreciation and amortization	(3,153,000)	(7,058,000)
Export duties reversal (note 13)		4,303,000
Restructuring costs (note 18)		(109,000)
Inventory (provision) reversal (note 7)		6,342,000
Cost of sales	(58,830,000)	(58,661,000)
Income from mine operations	(4,151,000)	30,953,000
Exploration, evaluation and reclamation expenses	919,000	(324,000)
Impairment reversal		24,357,000
Operating income (loss)	(8,457,000)	52,788,000
Income (loss) before income tax	(9,066,000)	46,379,000
Total assets	185,298,000	200,590,000
Non-current assets	121,890,000	77,112,000
Total liabilities	(62,243,000)	(77,850,000)
Operating segments | Exploration, evaluation and development properties
Disclosure of operating segments [line items]
Revenue	0	0
Cost of inventory	0	0
Depletion, depreciation and amortization	0	0
Export duties reversal (note 13)		0
Restructuring costs (note 18)		0
Inventory (provision) reversal (note 7)		0
Cost of sales	0	0
Income from mine operations	0	0
Exploration, evaluation and reclamation expenses	(2,857,000)	(8,357,000)
Impairment reversal		0
Operating income (loss)	(2,801,000)	(8,360,000)
Income (loss) before income tax	(2,751,000)	(14,840,000)
Total assets	71,830,000	72,825,000
Non-current assets	69,263,000	71,782,000
Total liabilities	(6,330,000)	(6,496,000)
Other reconciling items
Disclosure of operating segments [line items]
Revenue	0	0
Cost of inventory	0	0
Depletion, depreciation and amortization	0	0
Export duties reversal (note 13)		0
Restructuring costs (note 18)		0
Inventory (provision) reversal (note 7)		0
Cost of sales	0	0
Income from mine operations	0	0
Exploration, evaluation and reclamation expenses	(3,599,000)	(375,000)
Impairment reversal		0
Operating income (loss)	(22,903,000)	(18,625,000)
Income (loss) before income tax	(26,536,000)	(31,037,000)
Total assets	336,932,000	409,014,000
Non-current assets	26,498,000	798,000
Total liabilities	$ (274,362,000)	$ (263,604,000)